RELATED PARTIES (Details 2) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Related Party [Abstract]
Consulting fees, payroll, director fees, bonus and other short-term benefits	$ 2,707	$ 1,608
Share-based payments	1,171	469
Key management personnel compensation	$ 3,878	$ 2,077